UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-06128)

Exact name of registrant as specified in charter:	Putnam Sustainable Leaders Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2024

Date of reporting period:	July 1, 2023 – December 31, 2023

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam INVESTMENTS
A Franklin Templeton Company

Putnam Sustainable Leaders Fund

Semiannual report
12 | 31 | 23

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund's shareholder reports will be mailed to you beginning in July 2024.

Growth funds look for stocks of companies that have the potential to grow over time.

FUND SYMBOL
CLASS A
PNOPX

Putnam
Sustainable Leaders
Fund

Semiannual report
12 | 31 | 23

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Important notice regarding Putnam’s privacy policy	6
Financial statements	7
Shareholder meeting results	34

Message from the Trustees

February 12, 2024

Dear Fellow Shareholder:

With the new year comes new beginnings. We are pleased to report that on January 1, 2024, Franklin Resources, Inc., a leading global asset management firm operating as Franklin Templeton, acquired Putnam Investments.

With complementary capabilities and an established infrastructure serving over 150 countries, Franklin Templeton enhances Putnam’s investment, risk management, operations, and technology platforms. Together, our firms are committed to delivering strong fund performance and more choices for our investors.

As we enter this new chapter, you can rest assured that your fund continues to be actively managed by the same experienced professionals. Your investment team is exploring new and attractive opportunities for your fund, while monitoring changing market conditions. The following pages provide an update on your fund.

Thank you for investing with Putnam.

Allocations are shown as a percentage of the fund’s net assets as of 12/31/23. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time. Due to rounding, percentages may not equal 100%.

2 Sustainable Leaders Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class R	Class R6	Class Y
Total annual operating expenses for the
fiscal year ended 6/30/23	0.92%	1.67%	1.67%	1.17%	0.58%	0.67%
Annualized expense ratio for the
six-month period ended 12/31/23*	0.85%	1.60%	1.60%	1.10%	0.51%	0.60%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Includes a decrease of 0.12% from annualizing the performance fee adjustment for the six months ended 12/31/23.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 7/1/23 to 12/31/23. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$4.48	$8.42	$8.42	$5.79	$2.69	$3.16
Ending value (after expenses)	$1,096.70	$1,092.50	$1,092.60	$1,095.30	$1,098.50	$1,097.90

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184); and then dividing that result by the number of days in the year (366).

Sustainable Leaders Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 12/31/23, use the following calculation method. To find the value of your investment on 7/1/23, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$4.32	$8.11	$8.11	$5.58	$2.59	$3.05
Ending value (after expenses)	$1,020.86	$1,017.09	$1,017.09	$1,019.61	$1,022.57	$1,022.12

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (184); and then dividing that result by the number of days in the year (366).

4 Sustainable Leaders Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, your fund’s manager sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Sustainable Leaders Fund 5

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

6 Sustainable Leaders Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Sustainable Leaders Fund 7

The fund’s portfolio 12/31/23 (Unaudited)

COMMON STOCKS (98.7%)*	Shares	Value
Automobiles (1.0%)
General Motors Co.	1,641,900	$58,977,048
		58,977,048
Banks (3.4%)
Bank of America Corp.	2,959,326	99,640,506
JPMorgan Chase & Co.	555,100	94,422,510
		194,063,016
Biotechnology (1.3%)
Regeneron Pharmaceuticals, Inc. †	88,200	77,465,178
		77,465,178
Broadline retail (4.4%)
Amazon.com, Inc. †	1,684,440	255,933,814
		255,933,814
Capital markets (4.9%)
Charles Schwab Corp. (The)	1,324,594	91,132,067
KKR & Co., Inc.	872,300	72,270,055
MSCI, Inc.	92,200	52,152,930
TPG, Inc.	1,493,731	64,484,367
		280,039,419
Chemicals (4.4%)
Eastman Chemical Co.	756,500	67,948,830
Ginkgo Bioworks Holdings, Inc. †	5,802,091	9,805,534
Linde PLC	289,300	118,818,403
Novozymes A/S Class B (Denmark)	1,046,374	57,613,516
		254,186,283
Commercial services and supplies (1.2%)
Waste Connections, Inc.	469,200	70,037,484
		70,037,484
Consumer staples distribution and retail (3.4%)
Kroger Co. (The)	1,224,900	55,990,179
Walmart, Inc.	899,900	141,869,235
		197,859,414
Containers and packaging (1.0%)
Ball Corp.	1,013,600	58,302,272
		58,302,272
Electric utilities (1.9%)
Constellation Energy Corp.	918,800	107,398,532
		107,398,532
Entertainment (1.2%)
Walt Disney Co. (The) †	750,300	67,744,587
		67,744,587
Financial services (2.4%)
Visa, Inc. Class A	520,600	135,538,210
		135,538,210
Ground transportation (0.9%)
Canadian Pacific Railway, Ltd. (Canada)	678,700	53,699,791
		53,699,791

8 Sustainable Leaders Fund

COMMON STOCKS (98.7%)* cont.	Shares	Value
Health care equipment and supplies (2.3%)
Boston Scientific Corp. †	2,313,700	$133,754,997
		133,754,997
Health care providers and services (2.7%)
UnitedHealth Group, Inc.	290,400	152,886,888
		152,886,888
Hotels, restaurants, and leisure (4.1%)
Chipotle Mexican Grill, Inc. †	39,000	89,191,440
Hilton Worldwide Holdings, Inc.	793,736	144,531,388
		233,722,828
Industrial REITs (1.3%)
Prologis, Inc. R	562,000	74,914,600
		74,914,600
Life sciences tools and services (3.6%)
Danaher Corp.	264,300	61,143,162
Mettler-Toledo International, Inc. †	41,500	50,337,840
Thermo Fisher Scientific, Inc.	175,100	92,941,329
		204,422,331
Machinery (5.9%)
Fortive Corp.	1,469,900	108,228,737
Ingersoll Rand, Inc.	1,844,600	142,661,364
Otis Worldwide Corp.	1,003,000	89,738,410
		340,628,511
Office REITs (1.0%)
Boston Properties, Inc. R	783,700	54,992,229
		54,992,229
Personal care products (2.3%)
Kenvue, Inc.	2,432,331	52,368,086
Unilever PLC (United Kingdom)	1,594,048	77,184,929
		129,553,015
Pharmaceuticals (4.7%)
Eli Lilly and Co.	194,400	113,319,648
Merck & Co., Inc.	862,800	94,062,456
Sanofi SA (France)	643,290	63,776,670
		271,158,774
Semiconductors and semiconductor equipment (9.0%)
Advanced Micro Devices, Inc. †	713,700	105,206,517
Applied Materials, Inc.	539,200	87,388,144
ASML Holding NV (NY Reg Shares) (Netherlands)	117,600	89,013,792
NVIDIA Corp.	482,100	238,745,562
		520,354,015
Software (17.9%)
Adobe, Inc. †	225,400	134,473,640
Cadence Design Systems, Inc. †	199,700	54,392,289
Microsoft Corp.	1,389,700	522,582,789
Roper Technologies, Inc.	238,200	129,859,494
Salesforce, Inc. †	542,900	142,858,706
Synopsys, Inc. †	88,500	45,569,535
		1,029,736,453

Sustainable Leaders Fund 9

COMMON STOCKS (98.7%)* cont.	Shares	Value
Specialized REITs (1.0%)
American Tower Corp. R	275,063	$59,380,600
		59,380,600
Specialty retail (1.8%)
Home Depot, Inc. (The)	293,800	101,816,390
		101,816,390
Technology hardware, storage, and peripherals (7.7%)
Apple, Inc.	2,306,928	444,152,848
		444,152,848
Textiles, apparel, and luxury goods (1.3%)
LVMH Moet Hennessy Louis Vuitton SA (France)	72,951	59,172,399
On Holding AG Class A (Switzerland) †	530,200	14,299,494
		73,471,893
Wireless telecommunication services (0.7%)
T-Mobile US, Inc.	264,999	42,487,290
		42,487,290
Total common stocks (cost $3,236,123,429)		$5,678,678,710

SHORT-TERM INVESTMENTS (1.5%)*		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.53% L	Shares	76,091,650	$76,091,650
U.S. Treasury Bills 5.373%, 3/21/24 ∆		$9,800,000	9,688,349
Total short-term investments (cost $85,778,153)			$85,779,999

TOTAL INVESTMENTS
Total investments (cost $3,321,901,582)	$5,764,458,709

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from July 1, 2023 through December 31, 2023 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $5,752,096,305.
†	This security is non-income-producing.
∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $9,396,941 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.

10 Sustainable Leaders Fund

FORWARD CURRENCY CONTRACTS at 12/31/23 (aggregate face value $399,617,080) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	British Pound	Sell	3/20/24	$14,988,926	$14,820,040	$(168,886)
	Danish Krone	Sell	3/20/24	19,140,582	18,708,783	(431,799)
	Euro	Sell	3/20/24	4,040,257	3,957,290	(82,967)
Barclays Bank PLC
	British Pound	Sell	3/20/24	3,912,234	3,868,875	(43,359)
Citibank, N.A.
	Euro	Sell	3/20/24	17,899,114	17,531,006	(368,108)
HSBC Bank USA, National Association
	British Pound	Sell	3/20/24	16,435,564	16,243,160	(192,404)
	Danish Krone	Sell	3/20/24	32,080,456	31,371,284	(709,172)
	Euro	Sell	3/20/24	45,725,791	44,789,619	(936,172)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	1/17/24	55,110,422	53,183,477	(1,926,945)
	Euro	Sell	3/20/24	20,410,460	19,990,686	(419,774)
Morgan Stanley & Co. International PLC
	Euro	Sell	3/20/24	26,270,194	25,727,651	(542,543)
State Street Bank and Trust Co.
	British Pound	Sell	3/20/24	38,844,996	38,400,917	(444,079)
	Euro	Sell	3/20/24	5,824,520	5,704,572	(119,948)
	Swiss Franc	Sell	3/20/24	16,943,303	16,365,341	(577,962)
UBS AG
	Euro	Sell	3/20/24	45,020,080	44,099,048	(921,032)
WestPac Banking Corp.
	Euro	Sell	3/20/24	45,791,567	44,855,331	(936,236)
Unrealized appreciation						—
Unrealized (depreciation)						(8,821,386)
Total						$(8,821,386)
* The exchange currency for all contracts listed is the United States Dollar.

Sustainable Leaders Fund 11

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$110,231,877	$—	$—
Consumer discretionary	664,749,574	59,172,399	—
Consumer staples	250,227,500	77,184,929	—
Financials	609,640,645	—	—
Health care	775,911,498	63,776,670	—
Industrials	464,365,786	—	—
Information technology	1,994,243,316	—	—
Materials	254,875,039	57,613,516	—
Real estate	189,287,429	—	—
Utilities	107,398,532	—	—
Total common stocks	5,420,931,196	257,747,514	—
Short-term investments	—	85,779,999	—
Totals by level	$5,420,931,196	$343,527,513	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(8,821,386)	$—
Totals by level	$—	$(8,821,386)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

12 Sustainable Leaders Fund

Statement of assets and liabilities 12/31/23 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $3,245,809,932)	$5,688,367,059
Affiliated issuers (identified cost $76,091,650) (Note 5)	76,091,650
Dividends, interest and other receivables	4,852,711
Foreign tax reclaim	1,582,190
Receivable for shares of the fund sold	821,077
Prepaid assets	66,090
Total assets	5,771,780,777

LIABILITIES
Payable for shares of the fund repurchased	2,468,006
Payable for compensation of Manager (Note 2)	2,100,039
Payable for custodian fees (Note 2)	23,884
Payable for investor servicing fees (Note 2)	1,239,942
Payable for Trustee compensation and expenses (Note 2)	1,590,082
Payable for administrative services (Note 2)	80,258
Payable for distribution fees (Note 2)	3,113,960
Unrealized depreciation on forward currency contracts (Note 1)	8,821,386
Other accrued expenses	246,915
Total liabilities	19,684,472

Net assets	$5,752,096,305

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$3,262,511,058
Total distributable earnings (Note 1)	2,489,585,247
Total — Representing net assets applicable to capital shares outstanding	$5,752,096,305

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($5,203,831,997 divided by 48,060,440 shares)	$108.28
Offering price per class A share (100/94.25 of $108.28)*	$114.89
Net asset value and offering price per class B share ($7,682,372 divided by 116,146 shares)**	$66.14
Net asset value and offering price per class C share ($31,424,153 divided by 402,280 shares)**	$78.12
Net asset value, offering price and redemption price per class R share
($1,558,004 divided by 15,284 shares)	$101.94
Net asset value, offering price and redemption price per class R6 share
($105,683,165 divided by 866,194 shares)	$122.01
Net asset value, offering price and redemption price per class Y share
($401,916,614 divided by 3,307,823 shares)	$121.50

*On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Sustainable Leaders Fund 13

Statement of operations Six months ended 12/31/23 (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign taxes paid and refunded of $585,899)	$29,526,438
Interest (including interest income of $2,686,896 from investments in affiliated issuers) (Note 5)	3,125,404
Total investment income	32,651,842

EXPENSES
Compensation of Manager (Note 2)	11,556,401
Investor servicing fees (Note 2)	3,725,649
Custodian fees (Note 2)	47,434
Trustee compensation and expenses (Note 2)	117,009
Distribution fees (Note 2)	6,364,141
Administrative services (Note 2)	112,943
Other	571,549
Total expenses	22,495,126
Expense reduction (Note 2)	(55,377)
Net expenses	22,439,749

Net investment income	10,212,093

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	50,706,618
Foreign currency transactions (Note 1)	(137,875)
Forward currency contracts (Note 1)	4,626,795
Total net realized gain	55,195,538
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	447,459,917
Assets and liabilities in foreign currencies	52,001
Forward currency contracts	(2,933,412)
Total change in net unrealized appreciation	444,578,506

Net gain on investments	499,774,044

Net increase in net assets resulting from operations	$509,986,137

The accompanying notes are an integral part of these financial statements.

14 Sustainable Leaders Fund

Statement of changes in net assets

INCREASE IN NET ASSETS	Six months ended 12/31/23*	Year ended 6/30/23
Operations
Net investment income	$10,212,093	$18,481,825
Net realized gain on investments
and foreign currency transactions	55,195,538	164,241,284
Change in net unrealized appreciation of investments
and assets and liabilities in foreign currencies	444,578,506	726,925,180
Net increase in net assets resulting from operations	509,986,137	909,648,289
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(9,062,990)	(671,135)
Class B	—	(3,059)
Class C	—	(6,009)
Class R	(489)	(160)
Class R6	(447,024)	(12,135)
Class Y	(1,393,452)	(45,940)
From capital gain on investments
Net realized long-term gain on investments
Class A	(141,675,448)	(345,871,129)
Class B	(336,853)	(1,576,698)
Class C	(1,169,152)	(3,096,768)
Class R	(43,426)	(82,434)
Class R6	(2,539,873)	(6,253,873)
Class Y	(9,799,635)	(23,675,346)
Increase (decrease) from capital share transactions (Note 4)	(42,390,775)	25,864,942
Total increase in net assets	301,127,020	554,218,545

NET ASSETS
Beginning of period	5,450,969,285	4,896,750,740
End of period	$5,752,096,305	$5,450,969,285

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Sustainable Leaders Fund 15

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS						RATIOS AND SUPPLEMENTAL DATA
												Ratio of	Ratio of net
	Net asset		Net realized			From						expenses	investment
	value,		and unrealized	Total from	From	net realized		Non-recurring	Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss) on	investment	net investment	gain on	Total	reimburse-	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)[a]	investments	operations	income	investments	distributions	ments	of period	value (%)[b]	(in thousands)	(%)[c]	net assets (%)	(%)
Class A
December 31, 2023**	$101.80	.18	9.51	9.69	(.19)	(3.02)	(3.21)	—	$108.28	9.67*	$5,203,832	.43*	.18*	11*
June 30, 2023	92.24	.33	16.64	16.97	(.01)	(7.40)	(7.41)	—	101.80	19.33	4,928,013.92		.34	25
June 30, 2022	128.40	.09	(21.77)	(21.68)	(.60)	(13.88)	(14.48)	—	92.24	(19.55)	4,442,688.99		.07	32
June 30, 2021	98.08	.23	38.43	38.66	(.33)	(8.01)	(8.34)	—	128.40	40.82	5,915,779	1.05	.20	24
June 30, 2020	92.99	.23	11.58	11.81	(.31)	(6.41)	(6.72)	—	98.08	13.30	4,535,812	1.03	.25	44
June 30, 2019	95.86	.14	12.06	12.20	(.04)	(15.03)	(15.07)	—[d]	92.99	15.46	4,298,012	1.04	.16	30
Class B
December 31, 2023**	$63.43	(.13)	5.86	5.73	—	(3.02)	(3.02)	—	$66.14	9.25*	$7,682	.80*	(.21)*	11*
June 30, 2023	60.51	(.26)	10.59	10.33	(.01)	(7.40)	(7.41)	—	63.43	18.43	11,056	1.67	(.43)	25
June 30, 2022	89.00	(.57)	(14.04)	(14.61)	—	(13.88)	(13.88)	—	60.51	(20.15)	15,821	1.74	(.69)	32
June 30, 2021	70.32	(.45)	27.14	26.69	—	(8.01)	(8.01)	—	89.00	39.78	30,467	1.80	(.56)	24
June 30, 2020	68.68	(.35)	8.40	8.05	—	(6.41)	(6.41)	—	70.32	12.45	33,752	1.78	(.52)	44
June 30, 2019	75.26	(.41)	8.86	8.45	—	(15.03)	(15.03)	—[d]	68.68	14.60	43,671	1.79	(.60)	30
Class C
December 31, 2023**	$74.39	(.15)	6.90	6.75	—	(3.02)	(3.02)	—	$78.12	9.26*	$31,424	.80*	(.20)*	11*
June 30, 2023	69.76	(.29)	12.33	12.04	(.01)	(7.40)	(7.41)	—	74.39	18.44	31,579	1.67	(.41)	25
June 30, 2022	100.59	(.62)	(16.33)	(16.95)	—	(13.88)	(13.88)	—	69.76	(20.15)	31,125	1.74	(.68)	32
June 30, 2021	78.62	(.51)	30.49	29.98	—	(8.01)	(8.01)	—	100.59	39.76	41,870	1.80	(.56)	24
June 30, 2020	76.05	(.38)	9.36	8.98	—	(6.41)	(6.41)	—	78.62	12.47	38,033	1.78	(.51)	44
June 30, 2019	81.69	(.45)	9.84	9.39	—	(15.03)	(15.03)	—[d]	76.05	14.60	38,196	1.79	(.59)	30
Class R
December 31, 2023**	$95.99	.05	8.95	9.00	(.03)	(3.02)	(3.05)	—	$101.94	9.53*	$1,558	.55*	.06*	11*
June 30, 2023	87.58	.09	15.73	15.82	(.01)	(7.40)	(7.41)	—	95.99	19.03	1,304	1.17	.10	25
June 30, 2022	122.36	(.28)	(20.57)	(20.85)	(.05)	(13.88)	(13.93)	—	87.58	(19.74)	1,020	1.24	(.22)	32
June 30, 2021	93.85	(.12)	36.77	36.65	(.13)	(8.01)	(8.14)	—	122.36	40.47	3,860	1.30	(.10)	24
June 30, 2020	89.28	(.01)	11.10	11.09	(.11)	(6.41)	(6.52)	—	93.85	13.01	8,167	1.28	(.02)	44
June 30, 2019	92.81	(.08)	11.58	11.50	—	(15.03)	(15.03)	—[d]	89.28	15.18	8,443	1.29	(.10)	30
Class R6
December 31, 2023**	$114.45	.40	10.71	11.11	(.53)	(3.02)	(3.55)	—	$122.01	9.85*	$105,683	.25*	.35*	11*
June 30, 2023	102.50	.74	18.62	19.36	(.01)	(7.40)	(7.41)	—	114.45	19.74	98,187.58		.70	25
June 30, 2022	141.11	.54	(24.24)	(23.70)	(1.03)	(13.88)	(14.91)	—	102.50	(19.27)	81,611.65		.41	32
June 30, 2021	107.06	.69	42.06	42.75	(.69)	(8.01)	(8.70)	—	141.11	41.29	102,909.70		.55	24
June 30, 2020	100.88	.61	12.62	13.23	(.64)	(6.41)	(7.05)	—	107.06	13.71	74,725.66		.61	44
June 30, 2019	102.51	.52	13.09	13.61	(.21)	(15.03)	(15.24)	—[d]	100.88	15.89	68,654.67		.53	30

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

16 Sustainable Leaders Fund	Sustainable Leaders Fund 17

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS						RATIOS AND SUPPLEMENTAL DATA
												Ratio of	Ratio of net
	Net asset		Net realized			From						expenses	investment
	value,		and unrealized	Total from	From	net realized		Non-recurring	Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss) on	investment	net investment	gain on	Total	reimburse-	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)[a]	investments	operations	income	investments	distributions	ments	of period	value (%)[b]	(in thousands)	(%)[c]	net assets (%)	(%)
Class Y
December 31, 2023**	$113.95	.35	10.65	11.00	(.43)	(3.02)	(3.45)	—	$121.50	9.79*	$401,917	.30*	.31*	11*
June 30, 2023	102.17	.63	18.56	19.19	(.01)	(7.40)	(7.41)	—	113.95	19.62	380,831.67		.60	25
June 30, 2022	140.72	.43	(24.18)	(23.75)	(.92)	(13.88)	(14.80)	—	102.17	(19.35)	324,486.74		.32	32
June 30, 2021	106.79	.58	41.95	42.53	(.59)	(8.01)	(8.60)	—	140.72	41.17	412,837.80		.46	24
June 30, 2020	100.64	.50	12.59	13.09	(.53)	(6.41)	(6.94)	—	106.79	13.59	265,816.78		.51	44
June 30, 2019	102.50	.40	13.05	13.45	(.28)	(15.03)	(15.31)	—[d]	100.64	15.74	208,467.79		.41	30

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (the SEC) and Canadian Imperial Holdings, Inc. and CIBC World Markets Corp., which amounted to less than $0.01 per share outstanding on March 6, 2019.

The accompanying notes are an integral part of these financial statements.

18 Sustainable Leaders Fund	Sustainable Leaders Fund 19

Notes to financial statements 12/31/23 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from July 1, 2023 through December 31, 2023. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
ESG	Environmental, social and/or corporate governance
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	over-the-counter
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Sustainable Leaders Fund (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The goal of the fund is to seek long-term capital appreciation. The fund invests mainly in common stocks of U.S. companies of any size, with a focus on companies that Putnam Management believes exhibit a commitment to financially material sustainable business practices. The fund may also invest in non-U.S. companies. In evaluating investments for the fund, Putnam Management views “financially material sustainable business practices” as business practices that Putnam Management believes are reasonably likely to impact the financial condition or operating performance of a company and that relate to ESG issues. Putnam Management identifies relevant ESG issues on a sector-specific basis using an internally developed materiality map, which is informed by the industry-specific financial materiality framework of the Sustainability Accounting Standards Board (“SASB,” now incorporated in the International Financial Reporting Standards Foundation). As part of this analysis, Putnam Management may utilize metrics and information such as emissions data, carbon intensity, sources of energy used for operations, water use and re-use, water generation and diversion from landfill, employee safety and diversity data, supplier audits, product safety, board composition, and incentive compensation structures. Stocks of companies that exhibit a commitment to financially material sustainable business practices are typically, but not always, considered to be growth stocks. Growth stocks are stocks of companies whose revenues, earnings, or cash flows are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. Putnam Management may consider, among other factors, a company’s sustainable business practices (as described above), valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

Under normal circumstances, the fund invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. These criteria are based on a proprietary materiality map that is informed by the industry-specific financial materiality framework of SASB. In applying these criteria, Putnam Management will assign each company a proprietary ESG rating ranging from 1 to 4 (1 indicating the highest (best) ESG rating and 4 indicating the lowest (worst) ESG rating). In order to meet Putnam Management’s sustainability criteria for purposes of this investment policy, a company must be rated 2 or 1 by Putnam Management. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. In selecting each investment, Putnam Management focuses on companies that have a demonstrated commitment to sustainable business practices in areas that are relevant and material to their long-term financial returns and risk profiles. Putnam Management believes that companies that have exhibited such a commitment also often demonstrate potential for strong financial growth. This commitment may be reflected through ESG policies, practices, or outcomes. The fund’s approach to sustainable investing incorporates fundamental research together with consideration of ESG factors. Environmental factors include, for example, a company’s carbon intensity and use of resources like water or minerals. Sustainability measures in this area might include plans to reduce waste, increase recycling, raise the proportion of energy supply from renewable sources, or improve product design to be less resource intensive. Social factors include, for example, labor practices and supply chain management. Sustainability measures in this area might include programs to improve employee well-being, commitment to

20 Sustainable Leaders Fund

workplace equality and diversity, or improved stewardship of supplier relationships and working conditions. Corporate governance factors include, for example, board composition and executive compensation. Sustainability measures in this area might include improvements in board independence or diversity, or alignment of management incentives with the company’s strategic sustainability objectives. The integrated approach of the fund combines analysis of the growing body of ESG data and deep fundamental analysis and looks for companies that demonstrate leadership, beyond compliance, on relevant sustainability issues. The characteristics that Putnam Management may use when considering sustainability leadership include:

(1) Material. Focused on strategic, business-relevant issues.

(2) Proactive. Actions that go beyond basic requirements to create potential business benefit.

(3) Transparent. Reporting that is relevant, timely, and candid.

(4) Effective. Creating benefits both within the firm and beyond its corporate borders.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 5.75%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class R†	None	None	None
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities

Sustainable Leaders Fund 21

date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is

22 Sustainable Leaders Fund

generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other

Sustainable Leaders Fund 23

things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $8,821,386 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $9,396,941 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and

24 Sustainable Leaders Fund

losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $3,330,296,950, resulting in gross unrealized appreciation and depreciation of $2,587,891,384 and $162,551,011, respectively, or net unrealized appreciation of $2,425,340,373.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.710%	of the first $5 billion,	0.510%	of the next $50 billion,
0.660%	of the next $5 billion,	0.490%	of the next $50 billion,
0.610%	of the next $10 billion,	0.480%	of the next $100 billion and
0.560%	of the next $10 billion,	0.475%	of any excess thereafter.

In addition, the monthly management fee consists of the monthly base fee plus or minus a performance adjustment for the month. The performance adjustment is determined based on performance over the thirty-six month period then ended. Each month, the performance adjustment is calculated by multiplying the performance adjustment rate and the fund’s average net assets over the performance period and dividing the result by twelve. The resulting dollar amount is added to, or subtracted from the base fee for that month. The performance adjustment rate is equal to 0.03 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the benchmark indices described below each measured over the performance period. The maximum annualized performance adjustment rate is +/–0.12%. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the thirty-six month performance period. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Effective August 1, 2019, the fund’s benchmark index is the S&P 500 Index. Before August 1, 2019, the fund’s benchmark index was the Russell 3000 Growth Index. Because the performance adjustment is based on a rolling thirty-six-month performance period, there is a transition period during which the fund’s performance is compared to a composite index that reflects the performance of the Russell 3000 Growth Index for the portion of the performance period before August 1, 2019, and the performance of the S&P 500 Index for the remainder of the period.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 0.214% of the fund’s average net assets, which included an effective base fee of 0.276% and a decrease of 0.062% ($3,366,895) based on performance.

Putnam Management has contractually agreed, through October 30, 2024, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution

Sustainable Leaders Fund 25

plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management (the investment manager to the fund and a wholly-owned subsidiary of Putnam Holdings) and PIL (sub-adviser to the fund and an indirect, wholly-owned subsidiary of Putnam Holdings) became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction. However, Putnam Management and PIL continue to provide uninterrupted services with respect to the fund pursuant to new investment management and sub-management contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024. The terms of the new investment management and sub-management contracts are substantially similar to those of the previous investment management and sub-management contracts, and the fee rates payable under the new investment management and sub-management contracts are the same as the fee rates under the previous investment management and sub-management contracts.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$3,411,222	Class R6	24,493
Class B	6,208	Class Y	261,608
Class C	21,164	Total	$3,725,649
Class R	954

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $55,377 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $4,487, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

26 Sustainable Leaders Fund

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$6,162,752
Class B	1.00%	1.00%	44,885
Class C	1.00%	1.00%	153,057
Class R	1.00%	0.50%	3,447
Total			$6,364,141

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $79,138 from the sale of class A shares and received no monies and $410 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $35 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$607,994,238	$659,709,762
U.S. government securities (Long-term)	—	—
Total	$607,994,238	$659,709,762

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Sustainable Leaders Fund 27

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 12/31/23		YEAR ENDED 6/30/23
Class A	Shares	Amount	Shares	Amount
Shares sold	294,757	$30,193,058	676,028	$63,714,146
Shares issued in connection with
reinvestment of distributions	1,377,645	142,503,574	3,587,950	327,256,946
	1,672,402	172,696,632	4,263,978	390,971,092
Shares repurchased	(2,020,153)	(207,253,710)	(4,021,387)	(381,962,567)
Net increase (decrease)	(347,751)	$(34,557,078)	242,591	$9,008,525

	SIX MONTHS ENDED 12/31/23		YEAR ENDED 6/30/23
Class B	Shares	Amount	Shares	Amount
Shares sold	164	$10,492	820	$50,487
Shares issued in connection with
reinvestment of distributions	5,303	335,283	27,449	1,566,495
	5,467	345,775	28,269	1,616,982
Shares repurchased	(63,618)	(4,048,589)	(115,429)	(6,986,190)
Net decrease	(58,151)	$(3,702,814)	(87,160)	$(5,369,208)

	SIX MONTHS ENDED 12/31/23		YEAR ENDED 6/30/23
Class C	Shares	Amount	Shares	Amount
Shares sold	18,372	$1,380,051	55,245	$3,931,122
Shares issued in connection with
reinvestment of distributions	15,631	1,167,041	46,222	3,093,623
	34,003	2,547,092	101,467	7,024,745
Shares repurchased	(56,214)	(4,200,903)	(123,133)	(8,694,815)
Net decrease	(22,211)	$(1,653,811)	(21,666)	$(1,670,070)

	SIX MONTHS ENDED 12/31/23		YEAR ENDED 6/30/23
Class R	Shares	Amount	Shares	Amount
Shares sold	1,722	$167,583	3,508	$319,063
Shares issued in connection with
reinvestment of distributions	449	43,705	953	82,084
	2,171	211,288	4,461	401,147
Shares repurchased	(471)	(45,025)	(2,525)	(227,579)
Net increase	1,700	$166,263	1,936	$173,568

28 Sustainable Leaders Fund

	SIX MONTHS ENDED 12/31/23		YEAR ENDED 6/30/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	35,149	$4,065,815	160,394	$17,101,412
Shares issued in connection with
reinvestment of distributions	25,582	2,981,078	60,952	6,237,790
	60,731	7,046,893	221,346	23,339,202
Shares repurchased	(52,427)	(6,064,691)	(159,679)	(16,879,722)
Net increase	8,304	$982,202	61,667	$6,459,480

	SIX MONTHS ENDED 12/31/23		YEAR ENDED 6/30/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	299,035	$34,490,392	777,715	$82,894,300
Shares issued in connection with
reinvestment of distributions	95,243	11,053,878	229,858	23,434,023
	394,278	45,544,270	1,007,573	106,328,323
Shares repurchased	(428,655)	(49,169,807)	(841,351)	(89,065,676)
Net increase (decrease)	(34,377)	$(3,625,537)	166,222	$17,262,647

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 6/30/23	cost	proceeds	income	of 12/31/23
Short-term investments
Putnam Short Term
Investment Fund
Class P*	$186,254,996	$224,245,061	$334,408,407	$2,686,896	$76,091,650
Total Short-term
investments	$186,254,996	$224,245,061	$334,408,407	$2,686,896	$76,091,650

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

Investing with a focus on companies that exhibit a commitment to sustainable business practices may result in the fund investing in certain types of companies, industries or sectors that the market may not favor. In evaluating an investment opportunity, Putnam Management may make investment decisions based on information and data that is incomplete or inaccurate. Due to changes in the products or services of the companies and issuers in which the fund invests, the fund may temporarily hold securities that are inconsistent with its sustainable investment criteria.

Sustainable Leaders Fund 29

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Forward currency contracts (contract amount)	$438,900,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Foreign exchange
contracts	Receivables	$—	Payables	$8,821,386
Total		$—		$8,821,386

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as	Forward currency
hedging instruments under ASC 815	contracts	Total
Foreign exchange contracts	$4,626,795	$4,626,795
Total	$4,626,795	$4,626,795

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted for as	Forward currency
hedging instruments under ASC 815	contracts	Total
Foreign exchange contracts	$(2,933,412)	$(2,933,412)
Total	$(2,933,412)	$(2,933,412)

30 Sustainable Leaders Fund

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Sustainable Leaders Fund 31

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
Forward currency contracts#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total Assets	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Liabilities:
Forward currency contracts#	683,652	43,359	368,108	1,837,748	2,346,719	542,543	1,141,989	921,032	936,236	8,821,386
Total Liabilities	$683,652	$43,359	$368,108	$1,837,748	$2,346,719	$542,543	$1,141,989	$921,032	$936,236	$8,821,386
Total Financial and Derivative
Net Assets	$(683,652)	$(43,359)	$(368,108)	$(1,837,748)	$(2,346,719)	$(542,543)	$(1,141,989)	$(921,032)	$(936,236)	$(8,821,386)
Total collateral received (pledged)†##	$(683,652)	$—	$(368,108)	$(1,837,748)	$(2,346,719)	$(542,543)	$(1,141,989)	$(921,032)	$—
Net amount	$—	$(43,359)	$—	$—	$—	$—	$—	$—	$(936,236)
Controlled collateral received (including
TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$(887,044)	$—	$(483,034)	$(2,343,062)	$(2,553,463)	$(715,167)	$(1,226,848)	$(1,188,323)	$—	$(9,396,941)

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

32 Sustainable Leaders Fund	Sustainable Leaders Fund 33

Shareholder meeting results (Unaudited)

November 17, 2023 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
24,465,605	1,079,268	1,723,107

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
24,252,805	1,187,113	1,828,061

All tabulations are rounded to the nearest whole number.

34 Sustainable Leaders Fund

Fund information

Investment Manager	Trustees	Jonathan S. Horwitz
Putnam Investment	Kenneth R. Leibler, Chair	Executive Vice President,
Management, LLC	Barbara M. Baumann, Vice Chair	Principal Executive Officer,
100 Federal Street	Liaquat Ahamed	and Compliance Liaison
Boston, MA 02110	Katinka Domotorffy
	Catharine Bond Hill	Kelley Hunt
Investment Sub-Advisor	Jennifer Williams Murphy	AML Compliance Officer
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Martin Lemaire
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Derivatives Risk Manager
Marketing Services	Mona K. Sutphen
Putnam Retail Management	Jane E. Trust	Alan G. McCormack
Limited Partnership		Vice President and
100 Federal Street	Officers	Derivatives Risk Manager
Boston, MA 02110	Robert L. Reynolds
	President, The Putnam Funds	Denere P. Poulack
Custodian		Assistant Vice President,
State Street Bank	Kevin R. Blatchford	Assistant Clerk, and
and Trust Company	Vice President and	Assistant Treasurer
Assistant Treasurer
Legal Counsel		Janet C. Smith
Ropes & Gray LLP	James F. Clark	Vice President,
	Vice President and	Principal Financial Officer,
	Chief Compliance Officer	Principal Accounting Officer,
and Assistant Treasurer
Michael J. Higgins
	Vice President, Treasurer,	Stephen J. Tate
	and Clerk	Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam Sustainable Leaders Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of the fund’s Quarterly Performance Summary, and the fund’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com or franklintempleton.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

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Putnam Investments

A Franklin Templeton Company

SA67 335870 2/24

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 14. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Sustainable Leaders Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 27, 2024

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: February 27, 2024